U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                 FORM 12b-25

                          NOTIFICATION OF LATE FILING
SEC File Number:  814-00681                        CUSIP Number: 29266D 10 9

(Check One)[ ]Form 10-K [ ]Form 20-F[ ] Form 11-K [ ] Form 10-Q [x] Form N-SAR
            [ ]  Form N-CSR
            For Period Ended:   March 31, 2005
            [ ]   Transition Report on Form 10-K
            [ ]   Transition Report on Form 20-F
            [ ]   Transition Report on Form 11-K
            [ ]   Transition Report on Form 10-Q
            [ ]   Transition Report on Form N-SAR
            For the Transition Period Ended:  not applicable
_______________________________________________________________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
______________________________________________________________________________

If the notification relates to a portion of the filing checked above, identify Item(s) to which the notification relates: Not Applicable
_______________________________________________________________________________

PART I -- REGISTRANT INFORMATION
_______________________________________________________________________________

Eneftech Corporation
_______________________________________________________________________________
Full name of Registrant

_______________________________________________________________________________
Former Name if Applicable

P.O. Box  6162
________________________________________________________________________________
Address of Principal Executive Office (Street and Number):

Burbank, CA 91510
________________________________________________________________________________
City, State and Zip Code:


PART II -- RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25, the following should be completed. (Check box if appropriate.)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b)   The subject annual report, semi-annual report, transition report on
           Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof could not be filed within the prescribed period.

The Company needs additional time to file its report because its independent auditors were unable to complete the required review and EDGAR conversion of the report in time to meet the filing deadline, despite prior assurances that the filing date would be met. The report was completed by the Company as a non-operating company with no changes from its annual report on Form 10-K, and was transmitted to the auditors in time for a timely filing. The auditors were unable to meet the filing deadline and, at the auditors? request, executed and delivered to them a timely NT10-Q filing on May 16, 2005. The auditors also failed to file the NT10-Q, although a ?Test? filing was made on May 15, 2005 in the Company?s name with the EDGAR filing site, which the Company assumes was an attempt to file the NT10-Q by the auditors. The Company Now needs the additional time so that the auditors can complete their review And EDGAR filing of the Form 10-Q.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

Robert Hipple                     407                       810-6125
    (Name)                      (Area Code)              (Telephone Number)


(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

     [ X ]  Yes        [     ]  No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

     [    ]  Yes        [ X ]  No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                           Eneftech Corporation
                 (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  May 17, 2005                           By: /s/ Stephen Stotesbery
                                                       ---------------------
                                                        Stephen Stostebery
                                                      Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                   ATTENTION
     Intentional misstatements or omissions of fact constitute Federal Criminal Violations (see 18 U.S.C. 1001).